Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses [Abstract]
Crew wages and related costs	$ 40,937	$ 39,473	$ 38,083
Insurance	5,668	5,263	4,749
Repairs, maintenance and drydocking costs	16,223	16,354	12,148
Spares, stores and provisions	20,668	18,738	16,623
Lubricants	5,161	5,479	5,068
Taxes	575	606	674
Miscellaneous	3,369	3,288	2,866
Total	$ 92,601	$ 89,201	$ 80,211